Schedule of Amortization Expenses (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 1,948
2023	1,948
2024	1,012
2025	1,012
2026	$ 1,012